UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        July 26, 2006 to August 25, 2006


Commission File Number of issuing entity:  333-113543-33


                     IXIS Real Estate Capital Trust 2006-HE2
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           56-2596084, 56-2596086, 56-2596088, 56-2596090, 56-2596092
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
      A1              [   ]           [   ]           [ x ]
      A2              [   ]           [   ]           [ x ]
      A3              [   ]           [   ]           [ x ]
      A4              [   ]           [   ]           [ x ]
      M1              [   ]           [   ]           [ x ]
      M2              [   ]           [   ]           [ x ]
      M3              [   ]           [   ]           [ x ]
      M4              [   ]           [   ]           [ x ]
      M5              [   ]           [   ]           [ x ]
      M6              [   ]           [   ]           [ x ]
      B1              [   ]           [   ]           [ x ]
      B2              [   ]           [   ]           [ x ]
      B3              [   ]           [   ]           [ x ]
      B4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   September 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates Series 2006-HE2 relating to the August 25, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE2
                                  August 25, 2006


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                         IXIS Real Estate Capital Trust, Series 2006-HE2
                                                 Statement to Certificateholders
                                                          August 25, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                                       DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1      401,770,000.00    374,044,505.54    24,156,778.71     1,753,801.18    25,910,579.89    0.00        0.00     349,887,726.83
A2      124,280,000.00    124,280,000.00             0.00       589,138.98       589,138.98    0.00        0.00     124,280,000.00
A3      168,720,000.00    168,720,000.00             0.00       805,614.57       805,614.57    0.00        0.00     168,720,000.00
A4      108,225,000.00    108,225,000.00             0.00       526,078.72       526,078.72    0.00        0.00     108,225,000.00
M1       34,500,000.00     34,500,000.00             0.00       168,594.79       168,594.79    0.00        0.00      34,500,000.00
M2       32,000,000.00     32,000,000.00             0.00       157,204.44       157,204.44    0.00        0.00      32,000,000.00
M3       18,500,000.00     18,500,000.00             0.00        91,043.13        91,043.13    0.00        0.00      18,500,000.00
M4       16,500,000.00     16,500,000.00             0.00        82,195.21        82,195.21    0.00        0.00      16,500,000.00
M5       16,000,000.00     16,000,000.00             0.00        80,255.56        80,255.56    0.00        0.00      16,000,000.00
M6       15,000,000.00     15,000,000.00             0.00        76,143.75        76,143.75    0.00        0.00      15,000,000.00
B1       14,000,000.00     14,000,000.00             0.00        76,974.72        76,974.72    0.00        0.00      14,000,000.00
B2       11,500,000.00     11,500,000.00             0.00        64,219.51        64,219.51    0.00        0.00      11,500,000.00
B3       10,000,000.00     10,000,000.00             0.00        63,162.50        63,162.50    0.00        0.00      10,000,000.00
B4       10,000,000.00     10,000,000.00             0.00        67,037.50        67,037.50    0.00        0.00      10,000,000.00
P               100.00            100.00             0.00       410,283.16       410,283.16    0.00        0.00             100.00
R                 0.00              0.00             0.00             0.00             0.00    0.00        0.00               0.00
----------------------------------------------------------------------------------------------------------------------------------
TOTALS  980,995,100.00    953,269,605.54    24,156,778.71     5,011,747.72    29,168,526.43    0.00        0.00     929,112,826.83
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
X       19,004,900.00   19,004,900.00         0.00         1,438,256.57      1,438,256.57      0.00        0.00       19,004,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          CURRENT
                            BEGINNING                                                           ENDING                    PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST           TOTAL        PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46602WAA2      930.99162591    60.12588971        4.36518700         64.49107671     870.86573619     A1     5.445000 %
A2         46602WAB0    1,000.00000000     0.00000000        4.74041664          4.74041664   1,000.00000000     A2     5.505000 %
A3         46602WAC8    1,000.00000000     0.00000000        4.77486113          4.77486113   1,000.00000000     A3     5.545000 %
A4         46602WAD6    1,000.00000000     0.00000000        4.86097223          4.86097223   1,000.00000000     A4     5.645000 %
M1         46602WAE4    1,000.00000000     0.00000000        4.88680551          4.88680551   1,000.00000000     M1     5.675000 %
M2         46602WAF1    1,000.00000000     0.00000000        4.91263875          4.91263875   1,000.00000000     M2     5.705000 %
M3         46602WAG9    1,000.00000000     0.00000000        4.92125027          4.92125027   1,000.00000000     M3     5.715000 %
M4         46602WAH7    1,000.00000000     0.00000000        4.98152788          4.98152788   1,000.00000000     M4     5.785000 %
M5         46602WAJ3    1,000.00000000     0.00000000        5.01597250          5.01597250   1,000.00000000     M5     5.825000 %
M6         46602WAK0    1,000.00000000     0.00000000        5.07625000          5.07625000   1,000.00000000     M6     5.895000 %
B1         46602WAL8    1,000.00000000     0.00000000        5.49819429          5.49819429   1,000.00000000     B1     6.385000 %
B2         46602WAM6    1,000.00000000     0.00000000        5.58430522          5.58430522   1,000.00000000     B2     6.485000 %
B3         46602WAN4    1,000.00000000     0.00000000        6.31625000          6.31625000   1,000.00000000     B3     7.335000 %
B4         46602WAP9    1,000.00000000     0.00000000        6.70375000          6.70375000   1,000.00000000     B4     7.469813 %
P          N/A          1,000.00000000     0.00000000  ****************    ****************   1,000.00000000      P     0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    971.73737722    24.62477000        5.10884073         29.73361073     947.11260722
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                           BEGINNING                                                          ENDING                    PASS-THRU
CLASS       CUSIP          PRINCIPAL       PRINCIPAL          INTEREST          TOTAL         PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
X           N/A         1,000.00000000     0.00000000       75.67819720      75.67819720     1,000.00000000   X          0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------

                                        IXIS Real Estate Capital Trust, Series 2006-HE2
                                                        August 25, 2006
                                                STATEMENT TO CERTIFICATEHOLDERS

Subordinated Amount Reporting:
Sec. 4.03 Subordinated Amount                                                                             19,000,000.00
Sec. 4.03 Specified Subordinated Amount                                                                   19,000,000.00
Sec. 4.03 Subordinated Deficiency Amount                                                                           0.00
Sec. 4.03 Overcollateralization Release Amount                                                                     0.00
Sec. 4.03 Monthly Excess Interest                                                                          1,281,394.06
Sec. 4.03 Monthly Excess Cash Flow Amount                                                                  1,281,394.06
Sec. 4.03 Extra Principal Distribution Amount                                                                      0.00

Expense Fees Detail:
Sec. 4.03 Securities Administrator Fee                                                                         2,666.28
Sec. 4.03 Custodial Fee                                                                                        1,142.69
Sec. 4.03 Servicing Fee                                                                                      380,897.24

Advance Summary Detail:
Sec. 4.03 Current PI Advances                                                                              2,270,700.16
Sec. 4.03 Outstanding PI Advances                                                                                  0.00

Collateral Summary Detail:
Sec. 4.03 Beginning Collateral Balance                                                                   914,153,430.18

Sec. 4.03 Ending Collateral Balance                                                                      889,996,651.47

Sec. 4.03 Pre-Funded Amount Remaining                                                                     58,116,175.36

Sec. 4.03 Beginning Number of Loans                                                                            4,147.00

Sec. 4.03 Ending Number of Loans                                                                               4,341.00

Sec. 4.03 Weighted Average Gross Mortgage Rate                                                                7.732239%

Sec. 4.03 Weighted Average Net Mortgage Rate                                                                  7.718806%

Sec. 4.03 Weighted Average Term to Maturity                                                                      349.00

Sec. 4.03 Loans Delinquent
        Group Totals
        Period          Number  Principal Balance   Percentage
        31-60 days       146      31,495,312.17       3.54%
        61-90 days        15       2,854,462.75       0.32%
        91+days            1         490,006.08       0.06%
        Total            162      34,839,781.00       3.92%

        Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures


Sec. 4.03 Outstanding Balance of Sixty Plus Day Delinquent                                                11,474,151.84

Sec. 4.03 Loans in Foreclosure

        Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                     1.00
        Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                              522,879.43
        Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                   14.00
        Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                           3,633,304.30
        Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                   10.00
        Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                           3,048,538.25
        Number of Loans in Foreclosure 91+ Days Delinquent                                                         0.00
        Balance of Loans in Foreclosure 91+ Days Delinquent                                                        0.00

        Group 1
        Number     Principal Balance    Percentage
                                              %

Sec. 4.03 Loans in Bankruptcy

        Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                      6.00
        Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                               740,037.50
        Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                     1.00
        Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                              184,923.53
        Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                     0.00
        Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                                    0.00
        Number of Loans in Bankruptcy 91+ Days Delinquent                                                          0.00
        Balance of Loans in Bankruptcy 91+ Days Delinquent                                                         0.00

        Group 1
        Number     Principal Balance    Percentage
                                              %

Sec. 4.03 Loans in REO

        Group 1
        Number     Principal Balance    Percentage
                                              %

Sec. 4.03 REO Book Value

        Collections Summary:
        Principal Funds:
        Scheduled Principal Payments                                                                         351,043.87

        Principal Prepayments                                                                             23,790,790.31

        Curtailments                                                                                          14,869.78

        Curtailment Interest Adjustments                                                                          74.75

        Repurchase Principal                                                                                       0.00

        Substitution Amounts                                                                                       0.00

        Net Liquidation Proceeds (Total)                                                                           0.00

        Other Principal Adjustments (Total)                                                                        0.00

        Interest Funds:
        Gross Interest                                                                                     6,264,850.72

        Servicing Fees                                                                                       380,897.24

        Securities Administrator                                                                               2,666.28

        Custodial Fee                                                                                          1,142.69

        Prepayment Penalties:
        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            56

        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                12,627,801.59

        Amount of Prepayment Penalties Collected                                                             410,283.16

        Group 1
        Number     Principal Balance    Percentage
                                              %

        Prepayment Rate Calculations
        Constant Prepayment Rate (CPR)
        One Month CPR                                                                                        27.149419%
        Three Month Average CPR                                                                              20.736544%

        Loss Detail:

        Loss Reporting:
        Number of Loans Liquidated                                                                                 0.00
        Current Realized Losses Incurred                                                                           0.00
        Net Liquidation Proceeds                                                                                   0.00
        Loss Severity                                                                                         0.000000%

        Total Loss Reporting:
        Cumulative Number of Loans Liquidated                                                                      0.00
        Cumulative Realized Losses Incurred                                                                        0.00
        Cumulative Net Liquidation Proceeds                                                                        0.00
        Cumulative Loss Severity                                                                              0.000000%

Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

        Default Rates
        MDR (Monthly Default Rate)
        Current MDR                                                                                           0.000000%
        3 Month Average MDR                                                                                   0.000000%
        12 Month Average MDR                                                                                  0.000000%
        Cumulative MDR                                                                                        0.000000%
        Average MDR Since Cut-Off                                                                             0.000000%

        CDR (Conditional Default Rate)
        Current Conditional Default Rate                                                                      0.000000%
        3 Month Average CDR                                                                                   0.000000%
        12 Month Average CDR                                                                                  0.000000%
        Cumulative CDR                                                                                        0.000000%
        Average CDR Since Cut-Off                                                                             0.000000%

Sec. 4.03 Unpaid And Applied Realized Loss Amounts
        Class M1 Unpaid Realized Loss Amount                                                                       0.00
        Class M1 Applied Realized Loss Amount                                                                      0.00
        Class M2 Unpaid Realized Loss Amount                                                                       0.00
        Class M2 Applied Realized Loss Amount                                                                      0.00
        Class M3 Unpaid Realized Loss Amount                                                                       0.00
        Class M3 Applied Realized Loss Amount                                                                      0.00
        Class M4 Unpaid Realized Loss Amount                                                                       0.00
        Class M4 Applied Realized Loss Amount                                                                      0.00
        Class M5 Unpaid Realized Loss Amount                                                                       0.00
        Class M5 Applied Realized Loss Amount                                                                      0.00
        Class M6 Unpaid Realized Loss Amount                                                                       0.00
        Class M6 Applied Realized Loss Amount                                                                      0.00
        Class B1 Unpaid Realized Loss Amount                                                                       0.00
        Class B1 Applied Realized Loss Amount                                                                      0.00
        Class B2 Unpaid Realized Loss Amount                                                                       0.00
        Class B2 Applied Realized Loss Amount                                                                      0.00
        Class B3 Unpaid Realized Loss Amount                                                                       0.00
        Class B3 Applied Realized Loss Amount                                                                      0.00
        Class B4 Unpaid Realized Loss Amount                                                                       0.00
        Class B4 Applied Realized Loss Amount                                                                      0.00

Sec. 4.03 Unpaid Interest
        Class A1 Unpaid Interest Shortfall                                                                         0.00
        Class A2 Unpaid Interest Shortfall                                                                         0.00
        Class A3 Unpaid Interest Shortfall                                                                         0.00
        Class A4 Unpaid Interest Shortfall                                                                         0.00
        Class M1 Unpaid Interest Shortfall                                                                         0.00
        Class M2 Unpaid Interest Shortfall                                                                         0.00
        Class M3 Unpaid Interest Shortfall                                                                         0.00
        Class M4 Unpaid Interest Shortfall                                                                         0.00
        Class M5 Unpaid Interest Shortfall                                                                         0.00
        Class M6 Unpaid Interest Shortfall                                                                         0.00
        Class B1 Unpaid Interest Shortfall                                                                         0.00
        Class B2 Unpaid Interest Shortfall                                                                         0.00
        Class B3 Unpaid Interest Shortfall                                                                         0.00
        Class B4 Unpaid Interest Shortfall                                                                         0.00
        Class X Unpaid Interest Shortfall                                                                          0.00

Sec. 4.03 Current Period Relief Act/ Prepayment Interest Shortfalls 0.00
        Class A1 Interest Reduction                                                                                0.00
        Class A2 Interest Reduction                                                                                0.00
        Class A3 Interest Reduction                                                                                0.00
        Class A4 Interest Reduction                                                                                0.00
        Class M1 Interest Reduction                                                                                0.00
        Class M2 Interest Reduction                                                                                0.00
        Class M3 Interest Reduction                                                                                0.00
        Class M4 Interest Reduction                                                                                0.00
        Class M5 Interest Reduction                                                                                0.00
        Class B1 Interest Reduction                                                                                0.00
        Class M6 Interest Reduction                                                                                0.00
        Class B3 Interest Reduction                                                                                0.00
        Class B4 Interest Reduction                                                                                0.00
        Class X Interest Reduction                                                                                 0.00

        Trigger Event                                                                                                NO
        TEST I - Trigger Event Occurrence                                                                            NO
        (Is 3 Month Rolling Delinquency Percentage > 39.70% (or 49.23% if A Bonds are paid off) of Senior
        Enhancement Percentage ?)
        Delinquency Percentage                                                                                 0.70265%
        39.70% of of Senior Enhancement Percentage                                                             1.62986%
        OR
        TEST II - Trigger Event Occurrence                                                                           NO
        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
        Cumulative Realized Losses as % of Original Loan Bal                                                  0.000000%
        Required Cumulative Loss %                                                                            0.000000%

Sec. 4.03 Available Funds
        Available Funds                                                                                   30,447,206.38
        Interest Remittance Amount                                                                         6,290,427.67
        Principal Remittance Amount                                                                       24,156,778.71

Class X Distributable Amount                                                                               1,438,256.57

Subsequent Recoveries                                                                                              0.00

Basis Risk Shortfalls
        Class A1 Aggregate Basis Risk Shortfall                                                                    0.00
        Class A2 Aggregate Basis Risk Shortfall                                                                    0.00
        Class A3 Aggregate Basis Risk Shortfall                                                                    0.00
        Class A4 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M1 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M2 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M3 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M4 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M5 Aggregate Basis Risk Shortfall                                                                    0.00
        Class M6 Aggregate Basis Risk Shortfall                                                                    0.00
        Class B1 Aggregate Basis Risk Shortfall                                                                    0.00
        Class B2 Aggregate Basis Risk Shortfall                                                                    0.00
        Class B3 Aggregate Basis Risk Shortfall                                                                    0.00
        Class B4 Aggregate Basis Risk Shortfall                                                                2,714.11

Basis Risk Shortfalls Repaid this Period
        Class A1 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class A2 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class A3 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class A4 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M1 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M2 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M3 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M4 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M5 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class M6 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class B1 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class B2 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class B3 Basis Risk Shortfalls Repaid this Period                                                          0.00
        Class B4 Basis Risk Shortfalls Repaid this Period                                                      2,714.11
        Excess Reserve Fund Account                                                                                0.00

Swap Account:
        Net Swap Payment Due                                                                                       0.00
        Net Swap Payment Paid                                                                                      0.00
        Net Swap Receipt Due                                                                                 159,576.62

        Beginning Balance                                                                                          0.00
        Additions to the Swap Account                                                                        159,576.62
        Withdrawals from the Swap Account                                                                    159,576.62
        Ending Balance                                                                                             0.00

Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
has knowledge or has received written notice:                                                                       N/A
Material Breaches of any covenants under this Agreement of which the Securities Administrator
has knowledge or has received written notice:                                                                       N/A

Capitalized Interest Account:
        Beginning Balance                                                                                        100.00
        Withdrawals from the Cap Account                                                                           0.00
        Ending Balance                                                                                           100.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.